Filed pursuant to Rule 497(e)
Registration No. 033-48907

BMO FUNDS, INC.

BMO LGM Emerging Markets Equity Fund

Supplement dated February 17, 2016 to the Prospectus dated December 29, 2015,

as supplemented January 6, 2016 and the Summary Prospectus dated December 29, 2015

Effective March 1, 2016, the information in the Prospectus under “Fund Summary – BMO LGM Emerging Markets Equity Fund – Management of the Fund – Portfolio Managers” and in the Summary Prospectus under “Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. Irina Hunter, Rasmus Nemmoe, and Rishikesh Patel co-manage the Fund. Ms. Hunter, a Senior Portfolio Manager at LGM Investments, joined Lloyd George Management (together with LGM Investments and its subsidiaries, “LGM”) in 2007 and has co-managed the Fund since December 2011. Mr. Nemmoe, a Senior Portfolio Manager at LGM Investments, joined LGM in 2012 and has co-managed the Fund since December 2012. Mr. Patel, a Portfolio Manager at LGM Investments, joined LGM in 2006 and has co-managed the Fund since February 2016.

Effective March 1, 2016, the information regarding the BMO LGM Emerging Markets Equity Fund in the Prospectus under “BMO Funds Information – Portfolio Managers” is replaced with the following:

LGM Investments and its affiliate LGM(HK) have managed the LGM EMERGING MARKETS EQUITY FUND since December 2011. Irina Hunter, Rasmus Nemmoe, and Rishikesh Patel co-manage the Fund. Ms. Hunter, a Senior Portfolio Manager at LGM Investments, joined LGM in 2007 and has co-managed the Fund since December 2011. Mr. Nemmoe, a Senior Portfolio Manager at LGM Investments, joined LGM in 2012 and has co-managed the Fund since December 2012. Previously, Mr. Nemmoe was a portfolio manager with BankInvest in Copenhagen from 2006 to 2012. Mr. Patel, a Portfolio Manager at LGM Investments, joined LGM in 2006 and has co-managed the Fund since February 2016.

Thank you for your investment in the BMO Funds. Please contact BMO Funds U.S. Services at 1-800-236-FUND for additional information.

Please retain this supplement with your Prospectus for future reference.